Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Inventories

	12.31.2020	12.31.2019
Raw materials	1,071.9	499.2
Work in process	631.1	439.7
Spare parts	576.0	224.6
Finished goods (i)	137.4	106.0
Held by third parties	61.4	50.7
Advances to suppliers	47.8	29.6
Inventory in transit	71.8	21.0
Consumption materials	52.1	24.2
Used aircraft (ii)	34.7	5.9
Loss on adjustment to market value (iii)	(4.4)	(0.9)
Loss due to obsolescence (iv)	(210.3)	(95.6)

	2,469.5	1,304.4

Summary of Provision Recorded for Adjustment to Realizable Value
(iii)	Changes in the provision for adjustments to the realizable value of used aircraft were as follows:

	12.31.2020	12.31.2019	12.31.2018
Beginning balance	(0.9)	(7.7)	(17.2)
Additions	(17.3)	(5.2)	(8.8)
Disposals	14.6	11.2	18.3
Assets held for sale	(0.8)	0.8	—

Ending balance	(4.4)	(0.9)	(7.7)

Schedule of Inventories Provision for Obsolescence
(iv)	Changes in the provision for obsolescence were as follows:

	12.31.2020	12.31.2019	12.31.2018
Beginning balance	(95.6)	(170.7)	(153.2)
Additions	(42.2)	(50.3)	(59.8)
Disposals	23.9	29.8	41.5
Reversals	1.7	—	—
Foreign exchange loss	(3.4)	0.9	0.8
Assets held for sale	(94.7)	94.7	—

Ending balance	(210.3)	(95.6)	(170.7)